UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: January 31, 2014

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 58.8%
FFCB (A)
0.111%, 03/18/14	$30,000	$29,997
FHLB (A)
0.190%, 07/25/13	25,000	25,000
0.170%, 08/01/13	20,000	19,998
0.190%, 09/06/13	15,000	15,001
FHLMC (B)
0.092%, 05/06/13	50,000	49,999
0.090%, 05/13/13	50,000	49,999
FNMA (B)
0.135%, 05/29/13	100,000	99,990

Total U.S. Government Agency Obligations (Cost $289,984 (000))		289,984

REPURCHASE AGREEMENTS (C) — 41.2%
Deutsche Bank Securities 0.150%, dated 04/30/13, to be repurchased 05/01/13, repurchase price $92,877,655 (collateralized by a FHLB obligation, par value $94,745,000, 0.000%, 07/26/13, with total market value of $94,735,526)	92,877	92,878
South Street Securities 0.170%, dated 04/30/13, to be repurchased 05/01/13, repurchase price $110,000,519 (collateralized by various FNMA obligations, par values ranging from $28,926,972 to $90,965,864, 3.500% to 4.500%, 01/01/41 to 06/01/42, with total market value of $112,379,339)	110,000	110,000

Total Repurchase Agreements (Cost $202,878 (000))		202,878

Total Investments — 100.0% (Cost $492,862 (000)) †		$492,862

Percentages are based on net assets of $492,838 (000).

(A)	Variable Rate Security – The rate reported is the rate in effect at April 30, 2013.

(B)	Discount Note – The rate reported is the effective yield at time of purchase.

(C)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2013, all of the Fund’s investments were Level 2 in accordance with ASC 820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-1000

1

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

CORPORATE BONDS — 32.4%
Aerospace & Defense — 1.0%
Honeywell International
5.300%, 03/01/18	$1,400	$1,668
United Technologies
4.500%, 04/15/20	1,000	1,170

Total Aerospace & Defense		2,838

Agriculture — 0.7%
Cargill (A)
4.375%, 06/01/13	2,000	2,006

Total Agriculture		2,006

Banks — 5.9%
Bank of America (B)
0.537%, 10/14/16	3,000	2,927
Bank of America MTN (B)
1.354%, 03/22/18	2,000	1,995
Citigroup
5.300%, 01/07/16	1,000	1,105
General Electric Capital (B)
0.659%, 01/09/15	2,000	2,004
General Electric Capital MTN
0.880%, 01/08/16 (B)	1,000	1,006
0.470%, 10/06/15 (B)	2,000	1,988
Wells Fargo (B)
0.476%, 10/28/15	5,000	4,988

Total Banks		16,013

Building & Construction — 0.6%
CRH America
8.125%, 07/15/18	1,300	1,617

Total Building & Construction		1,617

Chemicals — 0.4%
Dow Chemical
4.250%, 11/15/20	1,000	1,111

Total Chemicals		1,111

Coatings/Paint — 0.2%
Sherwin-Williams
3.125%, 12/15/14	500	520

Total Coatings/Paint		520

Electrical Utilities — 0.9%
Gulf Power
3.100%, 05/15/22	1,250	1,308
Northeast Utilities
5.650%, 06/01/13	1,000	1,004

Total Electrical Utilities		2,312

Entertainment — 2.1%
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,747
Viacom
5.625%, 09/15/19	1,500	1,798
3.875%, 12/15/21	1,000	1,088
Walt Disney MTN

Description	Face Amount (000)	Value (000)

Entertainment — (continued)
4.500%, 12/15/13	$1,000	$1,026

Total Entertainment		5,659

Financial Services — 8.1%
American Honda Finance
3.500%, 03/16/15 (A)	500	525
1.500%, 09/11/17 (A)	2,000	2,025
Ford Motor Credit
3.000%, 06/12/17	3,000	3,109
Goldman Sachs Group
6.000%, 06/15/20	2,000	2,410
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,446
1.300%, 03/12/18	1,000	1,007
Morgan Stanley (B)
0.757%, 10/15/15	3,000	2,962
Morgan Stanley MTN
5.550%, 04/27/17	970	1,095
Rio Tinto Finance USA
3.500%, 11/02/20	3,000	3,190
Ventas Realty REIT
2.700%, 04/01/20	3,000	3,049
WEA Finance (A)
3.375%, 10/03/22	1,000	1,033

Total Financial Services		21,851

Financials — 2.2%
Daimler Finance North America
1.059%, 04/10/14 (A),(B)	4,000	4,017
0.879%, 01/09/15 (A),(B)	2,000	2,007

Total Financials		6,024

Food, Beverage & Tobacco — 1.2%
Coca-Cola
3.300%, 09/01/21	1,000	1,096
1.150%, 04/01/18	2,000	2,005
PepsiCo
3.100%, 01/15/15	250	261

Total Food, Beverage & Tobacco		3,362

Industrials — 0.4%
Praxair
2.125%, 06/14/13	1,100	1,102

Total Industrials		1,102

Insurance — 2.4%
American International Group
4.875%, 06/01/22	4,500	5,183
MetLife Institutional Funding II (A),(B)
0.650%, 01/06/15	1,300	1,301

Total Insurance		6,484

Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	509

Total Manufacturing		509

2

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Medical Products & Services — 0.6%
Humana
7.200%, 06/15/18	$1,425	$1,746

Total Medical Products & Services		1,746

Metals & Mining — 2.0%
Freeport-McMoRan Copper
3.550%, 03/01/22	4,500	4,502
Freeport-McMoRan Copper (A)
2.375%, 03/15/18	1,000	1,007

Total Metals & Mining		5,509

Retail — 0.6%
Target
5.375%, 05/01/17	1,000	1,170
Yum! Brands
6.250%, 04/15/16	500	570

Total Retail		1,740

Telephones & Telecommunication — 1.5%
AT&T
5.800%, 02/15/19	2,800	3,404
GTE
6.840%, 04/15/18	445	550

Total Telephones & Telecommunication		3,954

Transportation Services — 1.2%
CSX
3.700%, 10/30/20	2,000	2,200
United Parcel Service
3.875%, 04/01/14	1,000	1,031

Total Transportation Services		3,231

Total Corporate Bonds (Cost $83,507 (000))		87,588

MUNICIPAL BONDS — 16.9%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,179
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,074
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,211
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,168
City of Austin Texas, RB
5.086%, 11/15/25	500	596
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,686
City of Dallas Texas, GO
4.660%, 02/15/24	1,000	1,169
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,186
4.489%, 02/15/20	500	588
4.389%, 02/15/19	500	582
City of Lafayette, Louisiana, Ser A, RB
7.230%, 03/01/34	1,000	1,076

Description	Face Amount (000)	Value (000)

City of New Orleans Louisiana, GO
2.123%, 09/01/17	$2,190	$2,203
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,617
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,237
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,253
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,219
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,258
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,259
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,050
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,175
5.391%, 07/01/20	400	469
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,721
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,174
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	2,021
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, AGM
6.080%, 12/15/25	2,500	3,011
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,656
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,112
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,760
Rollins College, RB
5.750%, 12/01/20	1,500	1,737
State of California, GO
5.250%, 08/01/38	1,000	1,130
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,033
State of Mississippi, GO
1.351%, 11/01/17	1,000	1,013

3

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

State of Rhode Island, GO
4.663%, 04/01/21	$1,000	$1,131

Total Municipal Bonds (Cost $40,699 (000))		45,754

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 16.3%
FHLMC
7.000%, 12/01/14	1	1
7.000%, 04/01/15	1	1
5.500%, 08/01/21	239	257
5.500%, 10/01/36	206	224
5.000%, 10/01/16	99	104
5.000%, 04/01/22	227	241
5.000%, 04/01/23	115	123
4.500%, 05/01/24	310	331
3.000%, 12/01/26	4,677	4,940
0.625%, 12/29/14	7,000	7,045
FNMA
7.500%, 12/01/30	9	10
6.500%, 01/01/32	68	80
6.000%, 08/01/35	417	460
6.000%, 05/01/36	227	249
6.000%, 07/01/36	85	94
5.500%, 06/01/25	444	487
5.500%, 10/01/34	139	153
5.500%, 01/01/36	125	136
5.500%, 02/01/36	184	200
5.500%, 04/01/36	130	142
5.000%, 10/01/18	111	119
5.000%, 12/01/18	108	117
5.000%, 11/01/21	172	185
5.000%, 05/01/38	636	689
4.500%, 07/01/18	155	167
4.500%, 07/01/24	744	798
4.000%, 04/01/31	2,059	2,220
4.000%, 09/01/31	3,421	3,688
3.500%, 09/01/25	1,736	1,845
3.500%, 06/01/26	2,514	2,672
3.500%, 12/01/31	3,550	3,788
3.500%, 02/01/32	4,563	4,872
3.500%, 12/01/41	3,412	3,638
3.000%, 10/01/21	638	676
GNMA
7.500%, 12/20/29	2	2
6.500%, 03/15/31	13	14
6.500%, 07/15/31	315	358
6.000%, 05/15/28	1	1
6.000%, 09/15/34	203	231
6.000%, 11/15/34	58	66
6.000%, 12/15/34	91	104
5.500%, 01/15/36	619	676
5.500%, 04/15/36	289	316
5.000%, 09/15/17	67	73
5.000%, 12/15/17	91	98
5.000%, 10/15/18	12	13
5.000%, 11/15/18	7	8
5.000%, 01/15/19	227	247
5.000%, 03/15/33	14	15
5.000%, 04/15/33	8	8
5.000%, 06/15/33	38	41
5.000%, 04/15/38	730	798

Description	Face Amount (000)/Shares	Value (000)

GNMA — (continued)
4.500%, 02/15/20	$245	$267

Total U.S. Government Mortgage-Backed Obligations (Cost $42,305 (000))		44,088

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
FFCB
5.540%, 11/07/16	1,500	1,763
4.450%, 06/01/15	2,500	2,716
FHLB
5.000%, 12/09/16	1,000	1,158
2.750%, 03/13/15	1,750	1,831
FHLMC
5.250%, 04/18/16	1,000	1,143
3.500%, 05/15/25	5,566	5,790
FNMA
5.000%, 02/13/17	500	584
2.500%, 04/25/31	3,957	4,072
2.000%, 06/25/30	4,896	4,993
2.000%, 08/25/36	1,874	1,907

Total U.S. Government Agency Obligations (Cost $24,699 (000))		25,957

EXCHANGE TRADED FUNDS — 8.5%
iShares iBoxx High Yield Fund	113,000	10,831
iShares iBoxx Investment Grade Corporate Bond Fund	100,685	12,297

Total Exchange Traded Funds (Cost $19,874 (000))		23,128

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Notes
0.250%, 01/31/14	6,000	6,006

Total U.S. Treasury Obligations (Cost $5,999 (000))		6,006

ASSET-BACKED SECURITY (B) — 1.1%
Ford Credit Floorplan Master Owner Trust
0.579%, 01/15/18	3,000	3,001

Total Asset-Backed Security (Cost $3,000 (000))		3,001

CASH EQUIVALENTS (C) — 12.5%
Federated Prime Obligations Fund, Cl I, 0.070%	11,897,987	11,898
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	21,927,116	21,927

Total Cash Equivalents (Cost $33,825 (000))		33,825

Total Investments — 99.5% (Cost $253,908 (000)) †		$269,347

Percentages are based on net assets of $270,647 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2013, the value of these securities amounted to $13,921 (000s), representing 5.1% of the net assets.

(B)	Variable Rate Security – The rate reported is the rate in effect at April 30, 2013.

(C)	The rate reported is the 7-day effective yield as of April 30, 2013.

4

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

AGM —Assured Guaranty Municipal

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

† At April 30, 2013, the tax basis cost of the Fund’s investments was $253,908 (000), and the unrealized appreciation and depreciation were $15,444 (000) and $(5) (000), respectively.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$87,588	$—	$87,588
Municipal Bonds	—	45,754	—	45,754
U.S. Government Mortgage- Backed Obligations	—	44,088	—	44,088
Cash Equivalents	33,825	—	—	33,825
U.S. Government Agency Obligations	—	25,957	—	25,957
Exchange Traded Funds	23,128	—	—	23,128
U.S. Treasury Obligation	—	6,006	—	6,006
Asset-Backed Security	—	3,001	—	3,001

Total Investments in Securities	$56,953	$212,394	$—	$269,347

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-1000

5

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

COMMON STOCK — 99.2%
Aerospace & Defense — 1.5%
Northrop Grumman	35,000	$2,651

Total Aerospace & Defense		2,651

Automotive — 1.4%
Ford Motor	183,000	2,509

Total Automotive		2,509

Banks — 8.8%
Bank of America	210,000	2,585
Citigroup	55,000	2,566
Fifth Third Bancorp	160,000	2,725
M&T Bank	23,000	2,304
Northern Trust	48,000	2,588
Wells Fargo	70,000	2,659

Total Banks		15,427

Cable/Media — 1.4%
CBS, Cl B	55,000	2,518

Total Cable/Media		2,518

Chemicals — 1.3%
Eastman Chemical	35,000	2,333

Total Chemicals		2,333

Computers & Services — 6.1%
Cisco Systems	120,000	2,510
DST Systems	35,000	2,420
EMC *	116,000	2,602
Seagate Technology	84,000	3,083

Total Computers & Services		10,615

Consulting Services — 1.6%
Towers Watson, Cl A	38,000	2,771

Total Consulting Services		2,771

Containers & Packaging — 1.5%
Owens-Illinois *	97,000	2,549
Total Containers & Packaging		2,549
Drug Retail — 3.0%
CVS Caremark	45,000	2,618
Walgreen	53,000	2,624

Total Drug Retail		5,242

Electrical Utilities — 3.0%
Energy	115,000	2,487
Entergy	38,000	2,707

Total Electrical Utilities		5,194

Electronic Components & Equipment — 1.5%
Avnet *	80,000	2,620

Total Electronic Components & Equipment		2,620

Engineering Services — 1.3%
URS	53,000	2,328

Total Engineering Services		2,328

Description	Shares	Value (000)

Entertainment — 1.6%
Walt Disney	45,000	$2,828

Total Entertainment		2,828

Financial Services — 4.5%
Ameriprise Financial	35,000	2,609
Discover Financial Services	60,000	2,624
NASDAQ OMX Group	91,000	2,683

Total Financial Services		7,916

Food, Beverage & Tobacco — 1.4%
Molson Coors Brewing, Cl B	48,000	2,477

Total Food, Beverage & Tobacco		2,477

Industrials — 1.4%
Carlisle	39,000	2,530

Total Industrials		2,530

Information Technology — 1.4%
CA	91,000	2,454

Total Information Technology		2,454

Insurance — 14.6%
ACE	30,000	2,674
Allstate	54,000	2,660
American Financial Group	53,000	2,558
Chubb	29,000	2,554
Everest Re Group	19,000	2,565
HCC Insurance Holdings	60,000	2,556
Lincoln National	75,000	2,551
Reinsurance Group of America, Cl A	43,000	2,690
Torchmark	40,000	2,483
WR Berkley	55,000	2,388

Total Insurance		25,679

Leasing & Renting — 1.3%
Rent-A-Center, Cl A	66,000	2,305

Total Leasing & Renting		2,305

Machinery — 1.4%
AGCO	46,000	2,449

Total Machinery		2,449

Managed Health Care — 1.4%
UnitedHealth Group	40,000	2,397

Total Managed Health Care		2,397

Medical Products & Services — 4.6%
Medtronic	52,000	2,427
Omnicare	65,000	2,845
Universal Health Services, Cl B	43,000	2,864

Total Medical Products & Services		8,136

Metals & Mining — 1.5%
Reliance Steel & Aluminum	41,000	2,668

Total Metals & Mining		2,668

6

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Office Electronics — 1.5%
Xerox	300,000	$2,574

Total Office Electronics		2,574

Office Furniture & Fixtures — 1.5%
Avery Dennison	64,000	2,653

Total Office Furniture & Fixtures		2,653

Paper & Paper Products — 1.7%
Rock-Tenn, Cl A	30,000	3,004

Total Paper & Paper Products		3,004

Petroleum & Fuel Products — 6.0%
Chevron	22,000	2,684
Helmerich & Payne	44,000	2,579
Marathon Oil	81,000	2,646
Occidental Petroleum	30,000	2,678

Total Petroleum & Fuel Products		10,587

Petroleum Refining — 2.9%
Hess	39,000	2,815
Marathon Petroleum	30,000	2,351

Total Petroleum Refining		5,166

Pharmaceuticals — 3.0%
McKesson	25,000	2,646
Pfizer	92,000	2,674

Total Pharmaceuticals		5,320

Printing & Publishing — 1.3%
Deluxe	60,000	2,288

Total Printing & Publishing		2,288

Retail — 6.4%
Foot Locker	80,000	2,790
GameStop, Cl A	80,000	2,792
Hanesbrands	57,000	2,859
Signet Jewelers	40,000	2,749

Total Retail		11,190

Semi-Conductors & Instruments — 2.8%
Kla-Tencor	45,000	2,442
Micron Technology *	260,000	2,449

Total Semi-Conductors & Instruments		4,891

Telephones & Telecommunication — 1.5%
CenturyLink	70,000	2,630

Total Telephones & Telecommunication		2,630

Transportation Services — 2.9%
Terex *	90,000	2,574
Trinity Industries	60,000	2,533

Total Transportation Services		5,107

Total Common Stock (Cost $140,328 (000))		174,006

Description	Shares	Value (000)

CASH EQUIVALENT (A) — 5.5%
Federated Prime Obligations Fund, Cl I, 0.070%	9,562,743	$9,563

Total Cash Equivalent (Cost $ 9,563(000))		9,563

Total Investments — 104.7% (Cost $ 149,891(000)) †		$183,569

Percentages are based on net assets of $175,366 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2013.

Cl — Class

† At April 30, 2013, the tax basis cost of the Fund’s investments was $149,891 (000), and the unrealized appreciation and depreciation were $34,644 (000) and $(966) (000), respectively.

As of April 30, 2013, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-1000

7

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

COMMON STOCK — 99.9%
Aerospace & Defense — 1.5%
Triumph Group	24,000	$1,918

Total Aerospace & Defense		1,918

Agriculture — 1.3%
CF Industries Holdings	9,000	1,679

Total Agriculture		1,679

Airlines — 1.6%
Southwest Airlines	147,000	2,014

Total Airlines		2,014

Automotive — 3.1%
AutoZone *	5,000	2,045
O’Reilly Automotive *	18,000	1,932

Total Automotive		3,977

Banks — 6.1%
Bank of New York Mellon	75,000	2,116
Huntington Bancshares	280,000	2,008
KeyCorp *	192,000	1,914
Signature Bank NY *	26,000	1,862

Total Banks		7,900

Broadcasting, Newspapers and Advertising — 3.0%
Discovery Communications, Cl A *	24,000	1,892
Scripps Networks Interactive, Cl A	29,000	1,931

Total Broadcasting, Newspapers and Advertising		3,823

Cable/Media — 5.9%
AMC Networks, Cl A *	30,000	1,890
Comcast, Cl A	46,000	1,900
DIRECTV *	35,000	1,980
Time Warner Cable	20,000	1,878

Total Cable/Media		7,648

Chemicals — 3.0%
Cytec Industries	27,000	1,967
PPG Industries	13,000	1,913

Total Chemicals		3,880

Computer Software — 1.5%
Synopsys *	56,000	1,992

Total Computer Software		1,992

Computers & Services — 7.7%
Alliance Data Systems *	12,000	2,061
Apple	4,000	1,771
CoreLogic *	75,000	2,046
International Business Machines	10,000	2,026
Western Digital	37,000	2,045

Total Computers & Services		9,949

Containers & Packaging — 1.5%
Ball	43,000	1,897

Total Containers & Packaging		1,897

Data Processing & Outsourced Services — 3.1%
Equifax	32,000	1,958

Description	Shares	Value (000)

Data Processing & Outsourced Services — (continued)
Fiserv *	22,000	$2,004

Total Data Processing & Outsourced Services		3,962

Diversified Support Services — 1.5%
Cintas	42,000	1,884

Total Diversified Support Services		1,884

Drugs — 4.6%
Actavis *	19,000	2,009
Johnson & Johnson	22,000	1,875
Mylan *	70,000	2,037

Total Drugs		5,921

E-Commerce — 2.6%
Expedia	30,000	1,675
priceline.com *	2,500	1,740

Total E-Commerce		3,415

Entertainment — 1.5%
Time Warner	33,000	1,973

Total Entertainment		1,973

Financial Services — 4.5%
BlackRock, Cl A	7,000	1,865
Franklin Resources	13,000	2,011
IntercontinentalExchange *	12,000	1,955

Total Financial Services		5,831

Food, Beverage & Tobacco — 3.0%
Hubbell, Cl B	20,000	1,919
JM Smucker	19,000	1,962

Total Food, Beverage & Tobacco		3,881

Homebuilding — 1.4%
Lennar, Cl A	45,000	1,855

Total Homebuilding		1,855

Hotels & Lodging — 1.4%
Wyndham Worldwide	30,000	1,802

Total Hotels & Lodging		1,802

Information Technology — 3.0%
Bally Technologies *	36,000	1,918
Oracle	58,000	1,901

Total Information Technology		3,819

Insurance — 3.0%
First American Financial	74,000	1,981
Travelers	22,000	1,879

Total Insurance		3,860

Insurance Brokers — 1.4%
Aon	31,000	1,871

Total Insurance Brokers		1,871

Machinery — 7.4%
Dover	28,000	1,931
Flowserve	12,000	1,897

8

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

Machinery — (continued)
Nordson	28,000	$1,946
Parker Hannifin	22,000	1,949
Valmont Industries	13,000	1,895

Total Machinery		9,618

Medical Products & Services — 8.8%
Amgen	17,000	1,772
Covidien	29,000	1,851
DaVita HealthCare Partners *	16,000	1,899
Hologic *	90,000	1,833
ResMed	42,000	2,017
Thermo Fisher Scientific	24,000	1,936

Total Medical Products & Services		11,308

Petroleum & Fuel Products — 1.8%
Oil States International *	26,000	2,323

Total Petroleum & Fuel Products		2,323

Petroleum Refining — 1.4%
Exxon Mobil	21,000	1,869

Total Petroleum Refining		1,869

Retail — 6.0%
Advance Auto Parts	23,000	1,929
Chico’s FAS	110,000	2,010
Gap	50,000	1,899
TJX	40,000	1,951

Total Retail		7,789

Semi-Conductors & Instruments — 1.4%
Broadcom, Cl A	50,000	1,800

Total Semi-Conductors & Instruments		1,800

Systems Software — 1.5%
Symantec *	82,000	1,993

Total Systems Software		1,993

Telecommunication Services — 2.9%
NeuStar, Cl A *	40,000	1,755
Valueclick *	65,000	2,006

Total Telecommunication Services		3,761

Waste Management Services — 1.4%
Ingredion	26,000	1,872

Total Waste Management Services		1,872

Total Common Stock (Cost $107,546 (000))		129,084

CASH EQUIVALENT (A) — 0.2%
Federated Prime Obligations Fund, Cl I, 0.070%	282,160	282

Total Cash Equivalent (Cost $282 (000))		282

Total Investments — 100.1% (Cost $107,828 (000)) †		$129,366

Percentages are based on net assets of $129,192 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2013.

Cl — Class

† At April 30, 2013, the tax basis cost of the Fund’s investments was $107,828 (000), and the unrealized appreciation and depreciation were $22,021 (000) and $(483) (000), respectively.

As of April 30, 2013, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-1000

9

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

COMMON STOCK — 92.9%
Banks — 7.4%
First Financial Bankshares	80,000	$3,953
International Bancshares	200,000	3,880
Primerica Inc. *	120,000	4,075
Prosperity Bancshares	90,000	4,135
Renasant	180,000	4,108
Southside Bancshares	157,500	3,367

Total Banks		23,518

Broadcasting, Newspapers and Advertising — 1.4%
Belo, Cl A	400,000	4,288

Total Broadcasting, Newspapers and Advertising		4,288

Building & Construction — 1.4%
Lennox International	70,000	4,340

Total Building & Construction		4,340

Casinos & Gaming — 1.7%
Multimedia Games Holding *	220,000	5,425

Total Casinos & Gaming		5,425

Chemicals — 2.4%
Axiall	70,000	3,671
Kraton Performance Polymers *	170,000	3,861

Total Chemicals		7,532

Commercial Services — 2.5%
Stewart Enterprises, Cl A	440,000	3,920
Team *	100,000	3,876

Total Commercial Services		7,796

Computer Software — 1.3%
Manhattan Associates *	60,000	4,213

Total Computer Software		4,213

Computers & Services — 2.7%
ARRIS Group *	240,000	3,962
Lender Processing Services	170,000	4,716

Total Computers & Services		8,678

E-Commerce — 1.0%
PetMed Express	240,000	3,000

Total E-Commerce		3,000

Electrical Utilities — 2.8%
Cleco	90,000	4,457
El Paso Electric	120,000	4,495

Total Electrical Utilities		8,952

Electronic Components & Equipment — 0.9%
Tech Data *	60,000	2,804

Total Electronic Components & Equipment		2,804

Engineering Services — 2.5%
MasTec *	140,000	3,892
Primoris Services	180,000	3,967

Total Engineering Services		7,859

Description	Shares	Value (000)

Financial Services — 1.1%
Cash America International	80,000	$3,490

Total Financial Services		3,490

Food, Beverage & Tobacco — 3.3%
Cal-Maine Foods	100,000	4,268
National Beverage	115,000	1,694
Sanderson Farms	75,000	4,594

Total Food, Beverage & Tobacco		10,556

Hotels & Lodging — 1.4%
Marriott Vacations Worldwide *	100,000	4,548

Total Hotels & Lodging		4,548

Household Products — 0.6%
Tupperware Brands	25,000	2,008

Total Household Products		2,008

Insurance — 6.7%
Amerisafe	120,000	3,920
Infinity Property & Casualty	70,000	3,972
ProAssurance	90,000	4,409
Protective Life	120,000	4,567
Stewart Information Services	160,000	4,331

Total Insurance		21,199

Leasing & Renting — 1.0%
Aaron’s	110,000	3,158

Total Leasing & Renting		3,158

Machinery — 2.6%
Alamo Group	110,000	4,407
Sun Hydraulics	120,000	3,930

Total Machinery		8,337

Manufacturing — 1.2%
AZZ	90,000	3,806

Total Manufacturing		3,806

Medical Products & Services — 8.5%
ArthroCare *	90,000	3,118
Cyberonics *	90,000	3,908
Hanger *	130,000	3,951
Health Management Associates, Cl A *	350,000	4,022
HealthSouth *	160,000	4,400
MedAssets *	220,000	4,121
US Physical Therapy	140,000	3,340

Total Medical Products & Services		26,860

Paper & Paper Products — 3.9%
Graphic Packaging Holding *	540,000	4,061
Neenah Paper	130,000	3,739
Schweitzer-Mauduit International	110,000	4,432

Total Paper & Paper Products		12,232

Petroleum & Fuel Products — 11.7%
Basic Energy Services *	300,000	4,119
Bristow Group	65,000	4,108
Era Group *	35,000	800
Exterran Holdings *	150,000	3,963

10

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Petroleum & Fuel Products — (continued)
Geospace Technologies *	50,000	$4,218
Gulf Island Fabrication	80,000	1,645
Hornbeck Offshore Services,
Cl Transaction Field *	100,000	4,492
Midstates Petroleum *	400,000	2,308
RPC	250,000	3,310
SEACOR Holdings	60,000	4,326
Stone Energy *	190,000	3,749

Total Petroleum & Fuel Products		37,038

Petroleum Refining — 2.2%
Alon USA Energy	220,000	3,652
Western Refining	110,000	3,400

Total Petroleum Refining		7,052

Real Estate Investment Trust — 2.8%
EastGroup Properties	70,000	4,415
Geo Group	115,200	4,314

Total Real Estate Investment Trust		8,729

Retail — 12.3%
AFC Enterprises *	120,000	3,826
Brinker International	110,000	4,279
Carter’s *	37,000	2,419
Conn’s *	130,000	5,630
Francesca’s Holdings *	140,000	3,998
H&E Equipment Services	180,000	3,665
Hibbett Sports *	50,000	2,743
Pier 1 Imports	180,000	4,178
Pool	80,000	3,922
Susser Holdings *	80,000	4,254

Total Retail		38,914

Transportation Services — 3.1%
Ryder System	70,000	4,065
Saia *	140,000	5,729

Total Transportation Services		9,794

Waste Management Services — 1.0%
Fresh Del Monte Produce	130,000	3,303

Total Waste Management Services		3,303

Web Hosting/Design — 1.3%
Web.com Group *	240,000	4,176

Total Web Hosting/Design		4,176

Total Common Stock (Cost $235,505 (000))		293,605

CASH EQUIVALENTS (A) — 6.1%
Federated Prime Obligations Fund, Cl I, 0.070%	16,367,072	16,367
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	3,000,000	3,000

Total Cash Equivalents (Cost $19,367 (000))		19,367

Total Investments — 99.1% (Cost $254,872 (000)) †		$312,972

Percentages are based on net assets of $315,879 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2013.

Cl — Class

† At April 30, 2013, the tax basis cost of the Fund’s investments was $254,872 (000), and the unrealized appreciation and depreciation were $61,900 (000) and $(3,800) (000), respectively.

As of April 30, 2013, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1000

11

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

COMMON STOCK — 93.2%
Aerospace & Defense — 2.1%
Huntington Ingalls Industries (1)	9,170	$485
Triumph Group (1)	8,040	643

Total Aerospace & Defense		1,128

Airlines — 0.8%
SkyWest (1)	31,150	446

Total Airlines		446

Automotive — 0.8%
Standard Motor Products	14,560	446

Total Automotive		446

Banks — 4.5%
Bank of America (1)	39,720	489
Banner	12,020	393
Comerica	9,840	357
East West Bancorp	14,590	355
JPMorgan Chase (1)	8,660	424
PrivateBancorp	22,730	436

Total Banks		2,454

Beauty Products — 0.9%
Inter Parfums	17,510	507

Total Beauty Products		507

Building & Construction — 0.4%
Gibraltar Industries *	10,600	198

Total Building & Construction		198

Cable/Media — 0.8%
CBS, Cl B (1)	9,260	424

Total Cable/Media		424

Casinos & Gaming — 1.0%
Multimedia Games Holding *(1)	21,440	529

Total Casinos & Gaming		529

Chemicals — 2.2%
Cytec Industries	5,750	419
PPG Industries	3,270	481
Quaker Chemical	5,070	313

Total Chemicals		1,213

Commercial Services — 0.8%
Coinstar *	7,990	422

Total Commercial Services		422

Computer Software — 2.7%
Cadence Design Systems *(1)	41,470	572
Fair Isaac	11,070	516
Netscout Systems *	17,370	396

Total Computer Software		1,484

Computers & Services — 6.3%
Alliance Data Systems *(1)	3,990	685
Cisco Systems (1)	23,470	491
Convergys	25,460	433

Description	Shares	Value (000)

Computers & Services — (continued)
Fidelity National Information Services	7,840	$330
Hewlett-Packard *	18,430	380
InterDigital	7,280	323
International Business Machines	1,260	255
Total System Services (1)	22,220	525

Total Computers & Services		3,422

Consumer Electronics — 0.7%
Universal Electronics *	17,470	402

Total Consumer Electronics		402

Containers & Packaging — 0.8%
Greif, Cl A	9,210	444

Total Containers & Packaging		444

Data Processing & Outsourced Services — 1.9%
Computer Sciences (1)	8,110	380
Fiserv *	6,980	636

Total Data Processing & Outsourced Services		1,016

Drug Retail — 1.1%
CVS Caremark (1)	10,754	626

Total Drug Retail		626

E-Commerce — 0.7%
PetMed Express	31,140	389

Total E-Commerce		389

Educational Services — 0.7%
DeVry	14,150	396

Total Educational Services		396

Electronic Components & Equipment — 0.9%
Avnet *(1)	10,690	350
MTS Systems	2,670	163

Total Electronic Components & Equipment		513

Engineering Services — 1.7%
AECOM Technology *(1)	16,910	491
EMCOR Group (1)	12,110	453

Total Engineering Services		944

Entertainment — 3.2%
EW Scripps, Cl A *	31,060	432
Live Nation Entertainment *	39,690	501
New York Times, Cl A *	44,380	393
Valassis Communications (1)	15,380	394

Total Entertainment		1,720

Financial Services — 1.2%
E*TRADE Financial *	33,820	348
Hanmi Financial *	21,180	327

Total Financial Services		675

Food, Beverage & Tobacco — 2.2%
Kroger (1)	20,470	704

12

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Food, Beverage & Tobacco — (continued)
Tyson Foods, Cl A (1)	19,580	$482

Total Food, Beverage & Tobacco		1,186

Homebuilding — 0.8%
PulteGroup *	20,380	428

Total Homebuilding		428

Household Products — 2.5%
Energizer Holdings (1)	5,430	524
Kimberly-Clark	4,280	442
Whirlpool	3,590	410

Total Household Products		1,376

Industrials — 0.9%
Textron (1)	18,760	483

Total Industrials		483

Information Technology — 2.4%
Acxiom *	22,250	443
Bally Technologies *	8,950	477
Oracle (1)	12,640	414

Total Information Technology		1,334

Insurance — 5.7%
American Financial Group	8,740	422
American International Group *	10,770	446
Assurant	9,280	441
Principal Financial Group	10,750	388
Protective Life (1)	11,360	432
Travelers (1)	4,940	422
United Fire Group	6,450	180
XL Group, Cl A	12,480	389

Total Insurance		3,120

Machinery — 3.5%
Crane	7,560	407
IDEX	5,990	312
ITT (1)	18,430	509
Tennant	6,910	330
Watts Water Technologies, Cl A	7,000	329

Total Machinery		1,887

Managed Health Care — 2.0%
Coventry Health Care	10,900	540
Humana	7,310	542

Total Managed Health Care		1,082

Manufacturing — 0.4%
AZZ	5,250	222

Total Manufacturing		222

Medical Products & Services — 7.0%
Amgen (1)	5,350	558
CareFusion *(1)	15,050	503
Gentiva Health Services *	46,440	487
LHC Group *	6,450	140
Medtronic	10,970	512
Omnicare (1)	13,260	580
St. Jude Medical	11,980	494

Description	Shares	Value (000)

Medical Products & Services — (continued)
United Therapeutics *	8,150	$544

Total Medical Products & Services		3,818

Office Furniture & Fixtures — 0.9%
Avery Dennison (1)	12,110	502

Total Office Furniture & Fixtures		502

Paper & Paper Products — 0.8%
Rock-Tenn, Cl A	4,610	461

Total Paper & Paper Products		461

Petroleum Refining — 4.3%
ConocoPhillips	8,020	485
Marathon Petroleum (1)	7,030	551
Phillips 66 (1)	3,215	196
Tesoro (1)	11,840	632
Valero Energy (1)	12,460	502

Total Petroleum Refining		2,366

Pharmaceuticals — 1.8%
Pfizer (1)	18,110	527
Questcor Pharmaceuticals	15,040	462

Total Pharmaceuticals		989

Printing & Publishing — 1.9%
Consolidated Graphics *(1)	11,790	420
Deluxe	6,230	238
Xerox (1)	45,150	388

Total Printing & Publishing		1,046

Real Estate Investment Trust — 0.7%
Macerich	5,650	396

Total Real Estate Investment Trust		396

Retail — 7.5%
Chico’s FAS	25,050	458
Foot Locker (1)	12,290	428
Gap (1)	12,540	476
Hanesbrands	10,260	515
Macy’s	10,440	465
Office Depot *	97,070	375
PetSmart (1)	6,560	448
Safeway (1)	19,350	436
UniFirst (1)	5,340	486

Total Retail		4,087

Semi-Conductors & Instruments — 4.1%
Cree *	6,630	375
FEI	7,640	488
Kla-Tencor	7,650	415
Kulicke & Soffa Industries *(1)	50,160	580
Molex	13,640	376

Total Semi-Conductors & Instruments		2,234

Telecommunication Services — 2.4%
AOL (1)	12,730	492
NeuStar, Cl A *	8,660	380

13

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Telecommunication Services — (continued)
United Online	60,020	$408

Total Telecommunication Services		1,280

Telephones & Telecommunication — 2.4%
AT&T	8,780	329
Harris	5,160	238
Plantronics	8,940	392
Verizon Communications	6,550	353

Total Telephones & Telecommunication		1,312

Transportation Services — 1.6%
Toro	8,010	360
Trinity Industries	12,550	530

Total Transportation Services		890

Waste Management Services — 0.8%
Ingredion (1)	6,400	461
Total Waste Management Services		461

Total Common Stock (Cost $42,984 (000))		50,758

CASH EQUIVALENTS (A) — 15.6%
AIM Short-Term Investment Money Market, 0.070%	128,478	129
Federated Prime Obligations Fund, Cl I, 0.070%	111,023	111
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	8,270,113	8,270

Total Cash Equivalents (Cost $8,510 (000))		8,510

Total Investments — 108.8% (Cost $51,494 (000)) †		$59,268

14

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

SECURITIES SOLD SHORT — (13.3)%

COMMON STOCK — (13.3)%

Aerospace & Defense — (0.2)%
Cubic	(2,970)	$(128)

Total Aerospace & Defense		(128)

Automotive — (0.5)%
Group 1 Automotive	(2,200)	(133)
Thor Industries	(3,490)	(130)

Total Automotive		(263)

Banks — (0.5)%
Oritani Financial	(8,220)	(127)
Texas Capital Bancshares*	(3,100)	(129)

Total Banks		(256)

Building & Construction — (0.4)%
Quanex Building Products	(7,610)	(124)
Toll Brothers*	(3,960)	(136)

Total Building & Construction		(260)

Chemicals — (0.7)%
Cabot	(3,750)	(141)
Praxair	(1,120)	(128)
Zep	(8,540)	(130)

Total Chemicals		(399)

Computers & Services — (0.3)%
Procera Networks*	(11,790)	(131)

Total Computers & Services		(131)

Financial Services — (0.5)%
Prospect Capital	(11,510)	(127)
Stifel Financial*	(3,860)	(124)

Total Financial Services		(251)

Food, Beverage & Tobacco — (0.7)%
Casey’s General Stores	(2,250)	(131)
Monster Beverage*	(2,200)	(124)
Nash Finch	(6,090)	(125)

Total Food, Beverage & Tobacco		(380)

Gas & Natural Gas — (0.2)%
Northwest Natural Gas	(2,720)	(121)

Total Gas & Natural Gas		(121)

Insurance Brokers — (0.2)%
eHealth*	(6,220)	(130)

Total Insurance Brokers		(130)

Machinery — (0.5)%
ESCO Technologies	(3,490)	(126)
Kaydon	(5,340)	(127)

Total Machinery		(253)

Medical Products & Services — (0.9)%
Affymetrix*	(35,490)	(129)
Landauer	(2,250)	(126)
Merit Medical Systems*	(10,960)	(106)
Momenta Pharmaceuticals*	(9,430)	(116)

Total Medical Products & Services		(477)

Metals & Mining — (1.2)%
Carpenter Technology	(2,660)	(120)
Commercial Metals	(9,120)	(133)
Haynes International	(2,410)	(117)
Newmont Mining	(3,730)	(121)
Royal Gold	(2,330)	(129)

Total Metals & Mining		(620)

Oil & Gas Exploration & Production — (0.2)%
Forest Oil*	(28,430)	(119)

Total Oil & Gas Exploration & Production		(119)

Petroleum & Fuel Products — (1.7)%
C&J Energy Services*	(6,600)	(131)

Description	Shares	Value (000)

Petroleum & Fuel Products (continued)
Dresser-Rand Group*	(2,300)	$(128)
Ensco, Cl A	(2,280)	(132)
Newfield Exploration*	(6,150)	(134)
Noble	(3,370)	(126)
Rowan, Cl A*	(3,950)	(128)
Swift Energy*	(9,920)	(128)

Total Petroleum & Fuel Products		(907)

Real Estate Investment Trust — (0.9)%
Alexandria Real Estate Equities	(1,730)	(126)
American Campus Communities	(2,810)	(125)
DiamondRock Hospitality	(12,890)	(129)
UDR	(5,030)	(124)

Total Real Estate Investment Trust		(504)

Retail — (1.5)%
Applied Industrial Technologies	(2,970)	(125)
BJ’s Restaurants*	(3,820)	(131)
Bob Evans Farms	(3,040)	(132)
Family Dollar Stores	(1,960)	(120)
Kaman	(3,670)	(124)
Zale*	(32,000)	(142)

Total Retail		(774)

Semi-Conductors & Instruments — (1.1)%
Cirrus Logic*	(4,700)	(91)
Cypress Semiconductor	(12,740)	(128)
Entropic Communications*	(32,240)	(137)
Mercury Systems*	(16,330)	(126)
Rudolph Technologies*	(11,530)	(135)

Total Semi-Conductors & Instruments		(617)

Telephones & Telecommunication — (0.2)%
Cincinnati Bell*	(36,120)	(127)

Total Telephones & Telecommunication		(127)

Transportation Services — (0.7)%
Caterpillar	(1,500)	(127)
Joy Global	(2,270)	(128)
UTi Worldwide	(8,820)	(130)

Total Transportation Services		(385)

Waste Disposal — (0.2)%
Clean Harbors*	(2,250)	(128)

Total Waste Disposal		(128)

Total Common Stock
(Proceeds $(7,236) (000))		(7,230)

Total Securities sold short — (13.3)%
(Proceeds $(7,236) (000))		$(7,230)

Percentages are based on Net Assets of $54,472 (000).

*	Non-income producing security.

(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A) The rate shown is the 7-day effective yield as of April 30, 2013.

Cl — Class

† At April 30, 2013, the tax basis cost of the Fund’s investments, excluding securities sold short, was $51,494 (000), and the unrealized appreciation and depreciation were $8,493 (000) and $(719) (000), respectively.

As of April 30, 2013, all of the Fund’s and securities sold short investments were Level 1 in accordance with ASC 820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

15

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1000

16

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

COMMON STOCK — 91.4%
Australia — 1.9%
BHP Billiton ADR	79,006	$5,311

Total Australia		5,311

Austria — 4.4%
Conwert Immobilien Invest	223,985	2,538
Erste Group Bank	114,843	3,604
Schoeller-Bleckmann Oilfield Equipment	65,159	6,378

Total Austria		12,520

Bermuda — 2.4%
Everest Re Group	50,498	6,817

Total Bermuda		6,817

Brazil — 3.0%
Banco Bradesco ADR	243,916	4,047
Banco do Brasil	350,200	4,413

Total Brazil		8,460

Canada — 1.2%
Rogers Communications, Cl B	70,046	3,455

Total Canada		3,455

China — 9.9%
Anhui Conch Cement, Cl H	1,221,500	4,423
China Oilfield Services, Cl H	2,655,200	5,235
China Shipping Container Lines, Cl H *	10,067,000	2,400
Daphne International Holdings	3,528,000	3,673
Industrial & Commercial Bank of China, Cl H	3,967,000	2,791
Mindray Medical International ADR	124,617	4,921
Weichai Power, Cl H *	1,290,400	4,497

Total China		27,940

Colombia — 1.7%
Bancolombia ADR	70,861	4,802

Total Colombia		4,802

Czech Republic — 1.0%
Komercni Banka	14,661	2,806

Total Czech Republic		2,806

France — 1.2%
Societe Generale	89,561	3,257

Total France		3,257

Hong Kong — 1.8%
Orient Overseas International	856,200	5,086

Total Hong Kong		5,086

India — 3.7%
ICICI Bank ADR	222,700	10,427

Total India		10,427

Ireland — 4.8%
ICON *	187,333	6,017

Description	Shares	Value (000)

Ireland — (continued)
Shire	243,533	$7,588

Total Ireland		13,605

Japan — 8.2%
Denso	200,400	8,981
Hitachi	717,000	4,578
Nippon Steel & Sumitomo Metal	1,271,000	3,379
Secom	111,600	6,232

Total Japan		23,170

Netherlands — 5.2%
Core Laboratories	76,562	11,084
Royal Dutch Shell, Cl A	105,599	3,597

Total Netherlands		14,681

Norway — 6.0%
DNB	491,138	8,041
Norsk Hydro	712,680	3,342
StatoilHydro ADR	225,215	5,518

Total Norway		16,901

Panama — 1.7%
Carnival	139,270	4,806

Total Panama		4,806

Singapore — 1.0%
United Industrial	1,209,900	2,957

Total Singapore		2,957

South Korea — 4.3%
Hanjin Shipping	123,278	922
Hyundai Mobis	18,179	4,127
POSCO ADR	39,433	2,839
Samsung Electronics	3,185	4,396

Total South Korea		12,284

Spain — 2.2%
Amadeus IT Holding, Cl A *	206,319	6,097

Total Spain		6,097

Sweden — 2.7%
Getinge, Cl B	253,307	7,635

Total Sweden		7,635

Switzerland — 8.0%
Credit Suisse Group ADR	124,617	3,586
Novartis ADR	85,065	6,274
Roche Holding	29,664	7,422
Transocean *	105,884	5,450

Total Switzerland		22,732

Taiwan — 2.0%
Advanced Semiconductor Engineering ADR	1,282,446	5,745

Total Taiwan		5,745

Turkey — 2.5%
Akbank	898,927	4,722

17

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Turkey — (continued)
Turkiye Garanti Bankasi	422,721	$2,333

Total Turkey		7,055

United Kingdom — 10.7%
ARM Holdings ADR	293,531	13,723
Diageo	248,420	7,594
HSBC Holdings	350,182	3,834
Rio Tinto ADR	114,029	5,252

Total United Kingdom		30,403

Total Common Stock (Cost $207,130 (000))		258,952

EXCHANGE TRADED FUNDS — 3.7%
iShares MSCI EAFE Index Fund	109,142	6,761
iShares MSCI United Kingdom Index Fund	198,736	3,734

Total Exchange Traded Funds (Cost $8,984 (000))		10,495

CASH EQUIVALENTS (A) — 4.1%
Dreyfus Government Cash Management, 0.000%	2,432,012	2,432
Federated Prime Obligations Fund, Cl I, 0.070%	9,312,206	9,312

Total Cash Equivalents (Cost $11,744 (000))		11,744

Total Investments — 99.3% (Cost $227,858 (000)) †		$281,191

Percentages are based on net assets of $283,256 (000).

*	Non-income producing security.

(A) The rate reported is the 7-day effective yield as of April 30, 2013.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

MSCI — Morgan Stanley Capital International

† At April 30, 2013, the tax basis cost of the Fund’s investments was $227,858 (000), and the unrealized appreciation and depreciation were $57,284 (000) and $(3,951) (000), respectively.

As of April 30, 2013, all of the Fund’s investments were Level 1 in accordance with ASC 820.

During the period ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities that had a material impact to the Fund. This does not include transfers between Level 1 and Level 2 due to the Fund utilizing a third party fair valuation vendor for securities trading outside the United States.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1000

18

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS — 98.5%

Alabama — 1.7%
Birmingham Water Works Board, Ser A, RB
Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$347

Total Alabama		347

District of Columbia — 0.6%
Metropolitan Washington, Airports Authority, Ser C, RB
Callable 10/01/18 @ 100
5.125%, 10/01/39	100	112

Total District of Columbia		112

Louisiana — 86.4%
Ascension Parish School Board, GO
Callable 03/01/22 @ 100
3.750%, 03/01/30	600	631
Callable 03/01/22 @ 100
3.250%, 03/01/26	305	314
Bienville Parish, GO
Callable 03/01/20 @ 100
4.000%, 03/01/29	180	198
Caddo-Bossier Parishes, Port Commission Project, RB
Callable 04/01/21 @ 100
5.125%, 04/01/37	100	110
Calcasieu Parish Public Trust Authority, RB, AGM
Callable 05/01/22 @ 100
4.750%, 05/01/33	250	269
City of Baton Rouge, Ser A-2, RB, AGM
Callable 08/01/18 @ 100
4.250%, 08/01/32	100	106
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	378
Callable 05/01/22 @ 100
3.375%, 05/01/29	255	264
Hammond, Area Recreation District No. 1 Project, RB, AGM
Callable 04/01/18 @ 100
4.750%, 04/01/26	150	162
Jefferson Davis Parish, Road Sales Tax District No. 1 Project, RB
Callable 02/01/18 @ 101
4.550%, 02/01/25	160	174
Kenner Consolidated Sewage District, RB, AGM
Callable 11/01/21 @ 100
4.375%, 11/01/29	300	321
Lafayette, Consolidated Government, Public Improvement Project, RB
Callable 03/01/21 @ 100
5.000%, 03/01/29	200	230
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	222

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Lafayette, Consolidated Government, RB, XLCA
Callable 11/01/17 @ 100
5.250%, 11/01/31	$150	$160
Lafayette, Consolidated Government, Ser B, RB
Callable 05/01/21 @ 100
4.250%, 05/01/26	200	221
Lafayette, Parish Law Enforcement District, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	286
Lafayette, Public Trust Financing Authority, Ragin Cajun Facilities Inc. Project, RB
Callable 10/01/19 @ 100
6.000%, 10/01/38	100	112
Lafayette, Public Trust Financing Authority, RB
Callable 10/01/22 @ 100
3.250%, 10/01/27	200	198
Livingston Parish School District No. 22, GO, AGM
Callable 03/01/22 @ 100
4.400%, 03/01/31	300	324
Livingston Parish Sewer District No. 2, RB, AGC
Callable 03/01/14 @ 102
5.200%, 03/01/44	105	108
Livingston Parish Sewer District No. 2, RB, AGM
Callable 03/01/22 @ 100
3.600%, 03/01/42	200	192
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	500	515
Louisiana Stadium & Exposition District, Ser A, RB
Callable 07/01/23 @ 100
3.625%, 07/01/36	400	392
Louisiana State, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/32	150	177
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	191
Louisiana State, University & Agricultural & Mechanical College, Auxilary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	111

19

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana State, University & Agricultural & Mechanical College, Health Sciences Center Project, RB, NATL-RE
Callable 06/03/13 @ 100
6.375%, 05/01/31	$200	$200
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/42	1,000	1,019
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB,
Callable 03/01/22 @ 100
4.000%, 03/01/42	250	253
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	750	795
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Callable 06/01/17 @ 100
4.500%, 12/01/47	150	153
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	100	112
Louisiana, Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvements Project, RB, AMBAC
Callable 05/01/17 @ 100
5.000%, 05/01/27	250	280
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	319
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	349

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	$610	$677
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB
Callable 10/01/15 @ 100
6.000%, 10/01/40	125	133
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	192
Louisiana, Public Facilities Authority, Archdioces of New Orleans, RB
Callable 07/01/17 @ 100
4.500%, 07/01/37	400	413
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	200	239
Louisiana, Public Facilities Authority, Loyola University, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	1,000	1,122
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE FGIC
Callable 06/01/17 @ 100
5.500%, 06/01/41	25	27
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL-RE
Callable 09/01/16 @ 100
5.250%, 03/01/37	100	108
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	565	562
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	126
Rapides Parish School District No. 52 Pineville, GO
Callable 04/01/22 @ 100
3.375%, 04/01/32	100	98
Callable 04/01/22 @ 100
3.250%, 04/01/31	200	194

20

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Sabine Parish, Consolidated School District No. 20-South Sabine, GO Callable 03/01/19 @ 100
4.000%, 03/01/26	$210	$234
St. Charles Parish School District No. 1, GO Callable 03/01/22 @ 100
3.000%, 03/01/30	300	296
Callable 03/01/22 @ 100
3.000%, 03/01/31	300	292
St. John Baptist Parish, Marathon Oil Corp. Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	315	336
St. Martin Parish, School District Project, GO, AGM Callable 03/01/21 @ 100
5.000%, 03/01/31	100	114
St. Mary Parish, RB Callable 03/01/20 @ 100
5.000%, 03/01/28	100	107
St. Tammany Parish Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.125%, 03/01/32	260	264
Callable 03/01/22 @ 100
3.000%, 03/01/26	220	224
St. Tammany Parish, Sales Tax District No. 3 Project, RB, CIFG, Pre-Refunded @ 101
5.000%, 06/01/16 (A)	200	230
Tangipahoa Parish, Water District Project, RB, AMBAC Callable 04/01/17 @ 100
4.375%, 04/01/47	350	357
Terrebonne Parish Consolidated Waterworks District No. 1, Ser A, RB Callable 11/01/22 @ 100
5.000%, 11/01/33	225	257
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB Callable 04/01/20 @ 100
5.000%, 04/01/28	150	165
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM Callable 04/01/21 @ 100
5.250%, 04/01/36	200	227
Town of Livingston Louisiana, RB Callable 08/01/21 @ 100
5.300%, 08/01/41	250	271
Zachary Community School District No. 1, GO Callable 03/01/22 @ 100
3.500%, 03/01/32	200	207

Total Louisiana		$17,318

Description	Face Amount (000)	Value (000)

Massachusetts — 1.0%
Massachusetts Water Resources Authority, Ser A, RB Callable 08/01/16 @ 100
4.000%, 08/01/46	$200	207

Total Massachusetts		207

Puerto Rico — 8.5%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB Callable 07/01/18 @ 100
5.125%, 07/01/47	250	253
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB Callable 07/01/15 @ 100
5.250%, 07/01/35	310	310
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/21 @ 100
6.000%, 07/01/40	125	130
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 02/01/20 @ 100
5.500%, 08/01/42	450	474
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB Callable 08/01/20 @ 100
6.000%, 08/01/39	100	109
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB, AGM Callable 08/01/20 @ 100
5.125%, 08/01/42	200	212
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	200	208
Total Puerto Rico		1,696

Virgin Islands — 0.4%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	70	74

Total Virgin Islands		74

Total Municipal Bonds (Cost $18,754 (000))		19,754

Total Investments — 98.5% (Cost $18,754 (000)) †		$19,754

Percentages are based on net assets of $20,052 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

21

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

† At April 30, 2013, the tax basis cost of the Fund’s investments was $18,754 (000), and the unrealized appreciation and depreciation were $1,033 (000) and $(33) (000), respectively.

As of April 30, 2013, all of the Fund’s investments were Level 2 in accordance with ASC 820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-0500

22

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS — 97.6%
District of Columbia — 1.4%
District of Columbia, United Negro College Fund Project, RB Callable 07/01/20 @ 100
6.875%, 07/01/40	$415	$505
Washington, Convention Center Authority, Ser A, RB, AMBAC Callable 10/01/16 @ 100
4.500%, 10/01/30	110	115

Total District of Columbia		620

Mississippi — 83.6%
Canton Public School District, COP Callable 09/01/20 @ 100
4.750%, 09/01/30	855	919
City of Batesville Mississippi, GO Callable 07/01/17 @ 100
3.000%, 07/01/22	275	287
Clinton Public School District, GO Callable 10/01/21 @ 100
2.750%, 10/01/28	200	214
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB Callable 06/03/13 @ 100
5.750%, 07/01/31	400	401
Jackson, State University Educational Building Project, Ser A-1, RB Callable 03/01/20 @ 100
5.000%, 03/01/34	1,245	1,403
Mississippi Business Finance, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/37	150	163
Mississippi Development Bank, Jackson Public School District Project, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	1,000	1,134
Mississippi Development Bank, Jackson Water & Sewer Project, RB, AGM Callable 09/01/22 @ 100
3.500%, 09/01/34	1,500	1,530
Mississippi Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	1,000	1,181
Mississippi Development Bank, Marshall County Industrial Development Authority, RB Callable 01/01/22 @ 100
3.000%, 01/01/28	2,000	2,003
Mississippi Development Bank, Pearl River Community College Project, RB, AGM Callable 09/01/22 @ 100
3.375%, 09/01/36	1,000	958
Mississippi Development Bank, Ser A, RB
5.250%, 01/01/34	1,300	1,681

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi Home, Ser A, RB, FHLMC, FNMA, GNMA Callable 06/01/20 @ 100
4.550%, 12/01/31	$50	$53
Mississippi, Development Bank, Attala County Project, RB Callable 05/01/21 @ 100
5.750%, 05/01/36	120	134
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC Callable 11/01/16 @ 100
4.650%, 11/01/27	1,440	1,534
Mississippi, Development Bank, Capital & Equipment Acquisition Project, Ser A-2, RB, AMBAC
5.000%, 07/01/24	50	52
Mississippi, Development Bank, Capital & Equipment Project, Ser A, RB, AMBAC
5.000%, 07/01/31	36	37
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB Callable 12/01/20 @ 100
4.500%, 12/01/30	100	116
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	239
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB Callable 08/01/20 @ 100
5.250%, 08/01/27	250	292
Callable 08/01/20 @ 100
5.000%, 08/01/22	200	235
Mississippi, Development Bank, Flowood Refunding Project, RB Callable 11/01/21 @ 100
4.125%, 11/01/31	1,050	1,148
Mississippi, Development Bank, Greene County Regional Project, RB
4.250%, 04/01/21	250	282
4.125%, 04/01/20	200	223
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	250
Mississippi, Development Bank, Hinds Community College Project, RB Callable 10/01/19 @ 100
5.375%, 10/01/33	50	58
Mississippi, Development Bank, Hinds Community College Project, RB, AGM Callable 04/01/21 @ 100
5.125%, 04/01/41	400	456

23

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

MISSISSIPPI — (continued)
Callable 04/01/21 @ 100
4.200%, 04/01/24	$400	$453
Mississippi, Development Bank, Jackson Public School District Building Project, RB, AGM Callable 04/01/18 @ 100
5.375%, 04/01/28	250	282
Mississippi, Development Bank, Jackson Redevelopment Authority Project, Ser A, RB Callable 06/01/21 @ 100
4.500%, 06/01/31	100	109
Mississippi, Development Bank, Jones County Junior College Project, Ser Junior College, RB Callable 03/01/19 @ 100
5.125%, 03/01/39	250	281
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	84
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM Callable 04/01/21 @ 100
5.500%, 04/01/30	385	444
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	348
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	57
Callable 04/01/21 @ 100
5.000%, 04/01/24	105	121
Callable 04/01/21 @ 100
3.250%, 04/01/28	535	549
Mississippi, Development Bank, Lauderdale County Bond Project, RB Callable 04/01/19 @ 100
3.375%, 04/01/26	115	120
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM Callable 07/01/17 @ 100
5.000%, 07/01/27	450	487
Mississippi, Development Bank, Lowndes County Project, RB, AGM Callable 12/01/20 @ 100
5.000%, 12/01/25	100	117
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
4.500%, 10/01/18	550	604
Mississippi, Development Bank, Monroe County Hospital Project, RB Callable 07/01/19 @ 100
5.000%, 07/01/26	285	306
Mississippi, Development Bank, Municipal Energy Agency Power Supply Project, RB, XLCA Callable 03/01/16 @ 100
5.000%, 03/01/41	450	459

Description	Face Amount (000)	Value (000)

MISSISSIPPI — (continued)
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM Callable 12/01/21 @ 100
4.000%, 12/01/31	$930	$970
Mississippi, Development Bank, Special Obligation, Ser A, RB, AGM Callable 10/01/21 @ 100
5.750%, 10/01/31	710	839
Mississippi, Development Bank, Tax Increment Financing Project, TA Callable 05/01/19 @ 100
4.500%, 05/01/24	120	134
Mississippi, Development Bank, Water & Sewer Project, RB Callable 07/01/20 @ 100
5.250%, 07/01/30	230	263
Mississippi, Development Bank, Water & Sewer Project, RB, AGM Callable 03/01/22 @ 100
3.500%, 03/01/32	500	510
Mississippi, Development Bank, Water & Sewer Project, Ser A, RB, AGM Callable 09/01/21 @ 100
4.500%, 09/01/34	1,050	1,140
Mississippi, Development Bank, West Rankin Utility Authority Project, RB, AGM Callable 01/01/18 @ 100
5.000%, 01/01/28	600	656
Mississippi, Hospital Equipment & Facilities Authority, Baptist Health Systems, Ser A, RB Callable 08/15/17 @ 100
5.000%, 08/15/29	80	86
Mississippi, Hospital Equipment & Facilities Authority, Health Services Project, Ser 1, RB Callable 10/01/20 @ 100
5.000%, 10/01/39	565	618
Mississippi, State University Educational Building, RB Callable 08/01/21 @ 100
5.000%, 08/01/41	705	796
Mississippi, State University Educational Building, Residence Hall Construction Project, RB Callable 08/01/19 @ 100
5.250%, 08/01/33	60	68
Oxford, School District, School Improvement Project, GO Callable 04/01/21 @ 100
4.500%, 04/01/31	500	577
Ridgeland, Mississippi, Colony Park Project, TA Callable 04/01/21 @ 100
6.375%, 04/01/31	500	553

24

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

MISSISSIPPI — (continued)
State of Mississippi, Capital Improvement Project, Ser A, GO Callable 10/01/21 @ 100
5.000%, 10/01/36	$2,500	$2,902
Callable 10/01/21 @ 100
4.000%, 10/01/36	1,000	1,069
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	967
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB Callable 06/01/22 @ 100
4.000%, 06/01/41	2,165	2,235
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB Callable 10/01/16 @ 100
3.900%, 10/01/31	750	775
University of Southern Mississippi, Campus Facilities Improvement Project, RB Callable 09/01/19 @ 100
5.250%, 09/01/32	400	461
Callable 09/01/19 @ 100
5.125%, 09/01/29	415	477

Total Mississippi		37,900

PUERTO RICO — 9.1%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB Callable 07/01/18 @ 100
5.125%, 07/01/47	150	152
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB Callable 07/01/15 @ 100
5.250%, 07/01/35	180	180
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB Callable 07/01/20 @ 100
5.750%, 07/01/36	220	227
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM C allable 07/01/16 @ 100
6.000%, 07/01/33	150	156
Puerto Rico Commonwealth, Public Improvement Project, Ser C, GO Callable 07/01/21 @ 100
5.750%, 07/01/36	350	360
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 02/01/20 @ 100
5.500%, 08/01/42	1,500	1,578
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/22 @ 100
5.125%, 07/01/37	1,000	970

Description	Face Amount (000)/Shares	Value (000)

PUERTO RICO — (continued)
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	$500	$520

Total Puerto Rico		4,143

TEXAS — 2.2%
City of Georgetown Texas, GO Callable 08/15/21 @ 100
3.625%, 02/15/37	1,000	1,014

Total Texas		1,014

VIRGIN ISLANDS — 1.3%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	350	371
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB Callable 10/01/20 @ 100
5.000%, 10/01/29	100	111
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB Callable 10/01/20 @ 100
5.250%, 10/01/29	100	113

Total Virgin Islands		595

Total Municipal Bonds (Cost $41,673 (000))		44,272

CASH EQUIVALENT (A) — 1.7%
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.020%	786,636	787

Total Cash Equivalent (Cost $787 (000))		787

Total Investments — 99.4% (Cost $42,460 (000)) †		$45,059

Percentages are based on net assets of $45,349 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $42,460 (000), and the unrealized appreciation and depreciation were $2,684 (000) and $(85) (000), respectively.

25

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$44,272	$—	$44,272
Cash Equivalent	787	—	—	787

Total Investments in Securities	$787	$44,272	$—	$45,059

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-0500

26

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares/Face Amount (000)	Value (000)

REGISTERED INVESTMENT COMPANIES — 61.1%

Exchange Traded Funds — 39.5%
Alerian MLP Exchange Traded Fund	747,899	$13,313
iShares S&P U.S. Preferred Stock Index Fund	190,396	7,762

Total Exchange Traded Fund		21,075

Open-End Fund — 21.6%
BlackRock High Yield Bond Fund, Institutional Class	1,381,270	11,506

Total Open-End Fund		11,506

Total Registered Investment Companies (Cost $31,601 (000))		32,581

CORPORATE BONDS — 19.0%

Auto Parts & Equipment — 1.0%
Goodyear Tire & Rubber
6.500%, 03/01/21	$500	523

Total Auto Parts & Equipment		523

Building & Construction — 3.1%
American Axle & Manufacturing
6.625%, 10/15/22	500	534
Beazer Homes USA (A)
7.250%, 02/01/23	500	523
Cemex Finance (A)
9.375%, 10/12/22	500	574

Total Building & Construction		1,631

Casinos & Gambling — 1.0%
Boyd Gaming
9.125%, 12/01/18	250	277
Boyd Gaming (A)
9.000%, 07/01/20	250	273

Total Casinos & Gambling		550

Computers & Services — 1.0%
First Data (A)
8.250%, 01/15/21	500	531

Total Computers & Services		531

Entertainment — 0.9%
Regal Entertainment Group
5.750%, 02/01/25	500	504

Total Entertainment		504

Food, Beverage & Tobacco — 1.0%
SUPERVALU
8.000%, 05/01/16	500	547

Total Food, Beverage & Tobacco		547

Gas & Natural Gas — 1.0%
Teekay
8.500%, 01/15/20	500	549

Total Gas & Natural Gas		549

Description	Face Amount (000)/Shares	Value (000)

Health Care Services — 1.0%
IASIS Healthcare
8.375%, 05/15/19	$500	$529

Total Health Care Services		529

Materials — 1.0%
Hexion US Finance
6.625%, 04/15/20	500	521

Total Materials		521

Metals & Mining — 2.0%
ArcelorMittal
6.750%, 02/25/22	500	549
United States Steel
7.500%, 03/15/22	500	526

Total Metals & Mining		1,075

Paper & Related Products — 2.0%
Tembec Industries
11.250%, 12/15/18	500	556
Verso Paper Holdings
11.750%, 01/15/19	500	534

Total Paper & Related Products		1,090

Petroleum & Fuel Products — 0.9%
Forest Oil
7.250%, 06/15/19	500	506

Total Petroleum & Fuel Products		506

Semi-Conductors & Instruments — 1.1%
Freescale Semiconductor (A)
10.750%, 08/01/20	500	570

Total Semi-Conductors & Instruments		570

Telephones & Telecommunication — 1.9%
Clear Channel Communications
4.900%, 05/15/15	500	474
Frontier Communications
8.750%, 04/15/22	495	557

Total Telephones & Telecommunication		1,031

Total Corporate Bonds (Cost $9,981 (000))		10,157

PREFERRED STOCK — 9.9%

Banks — 1.9%
Ally Financial 8.500%*	19,000	509
First Niagara Financial Group
8.625% (B)	17,000	505

Total Banks		1,014

Financial Services — 1.8%
Goldman Sachs Group
5.500%* (B)	20,000	514
PPL Capital Funding
5.900% 04/30/2073*	16,000	420

Total Financial Services		934

Insurance — 3.0%
Aegon 6.375% (B)	13,330	356
American Financial Group
5.750%, 08/25/2042	13,470	356

27

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Insurance — (continued)
Hartford Financial Services Group
7.875%, 04/15/2042	11,990	$371
Maiden Holdings North America
8.000%, 03/27/2042	19,000	521

Total Insurance		1,604

Pipelines — 0.7%
NuStar Logistics
7.625% 01/15/2043	13,490	371

Total Pipelines		371

Real Estate Investment Trust — 1.9%
DDR 6.250%* (B)	20,000	496
Digital Realty Trust 5.875% (B)	20,000	500

Total Real Estate Investment Trust		996

Telephones & Telecommunication — 0.7%
Qwest
7.000%, 04/01/2052	13,141	357

Total Telephones & Telecommunication		357

Total Preferred Stock (Cost $5,186 (000))		5,276

COMMON STOCK — 9.7%

Advertising Agencies — 0.1%
Harte-Hanks	7,318	58

Total Advertising Agencies		58

Aerospace & Defense — 0.1%
Lockheed Martin	553	55

Total Aerospace & Defense		55

Banks — 0.7%
City Holding	1,419	54
First Financial Bancorp	3,435	53
NBT Bancorp	2,554	52
New York Community Bancorp	3,974	54
People’s United Financial	4,131	54
United Bankshares	2,111	53
Valley National Bancorp	5,446	49

Total Banks		369

Computers & Services — 0.1%
Lexmark International, Cl A	2,086	63

Total Computers & Services		63

Consumer Electronics — 0.1%
Garmin	1,614	57

Total Consumer Electronics		57

E-Commerce — 0.1%
PetMed Express	4,157	52

Total E-Commerce		52

Electrical Utilities — 1.3%
Ameren	1,485	54
American Electric Power	1,065	55
Avista	1,945	55
Consolidated Edison	852	54

Description	Shares	Value (000)

Electrical Utilities — (continued)
DTE Energy	736	$54
Energy	2,530	55
Entergy	763	54
Exelon	1,451	54
FirstEnergy	1,166	54
Pepco Holdings	2,427	55
Pinnacle West Capital	896	55
PPL	1,634	54
Public Service Enterprise	1,482	54

Total Electrical Utilities		707

Entertainment — 0.1%
Meredith	1,444	56

Total Entertainment		56

Financial Services — 0.5%
Prospect Capital	4,991	55
Redwood Trust	4,147	95
Starwood Property Trust	3,463	95

Total Financial Services		245

Food, Beverage & Tobacco — 0.3%
Altria Group	1,519	56
Lorillard	1,290	55
Universal	971	56

Total Food, Beverage & Tobacco		167

Gas & Natural Gas — 0.3%
AGL Resources	1,225	54
Laclede Group	1,192	55
UGI	1,310	54

Total Gas & Natural Gas		163

Information Technology — 0.1%
CA	2,205	60

Total Information Technology		60

Insurance — 0.1%
Safety Insurance Group	1,107	55

Total Insurance		55

Investment Management Companies — 0.1%
Federated Investors, Cl B	2,352	54

Total Investment Management Companies		54

Metals & Mining — 0.1%
Cliffs Natural Resources	3,018	64

Total Metals & Mining		64

Office Furniture & Fixtures — 0.1%
Anixter International	814	58

Total Office Furniture & Fixtures		58

Petroleum Refining — 0.2%
ConocoPhillips	943	57

28

Schedule of Investments	April 30, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Petroleum Refining — (continued)
HollyFrontier	1,066	$53

Total Petroleum Refining		110

Pharmaceuticals — 0.1%
Merck	1,131	53

Total Pharmaceuticals		53

Real Estate Investment Trust — 4.4%
BioMed Realty Trust, Cl Transaction field	4,450	100
Brandywine Realty Trust	6,473	97
Corporate Office Properties Trust	3,603	104
DCT Industrial Trust	12,990	102
Duke Realty	5,661	100
EPR Properties	1,847	104
Franklin Street Properties	6,575	100
HCP	1,928	103
Health Care	1,416	106
Healthcare Realty Trust	3,386	102
Highwoods Properties	2,429	100
Home Properties	1,516	98
Hospitality Properties Trust	3,503	103
Lexington Realty Trust	8,147	104
Liberty Property Trust	2,418	104
Mack-Cali Realty *	3,360	93
Monmouth Real Estate Investment, Cl A	8,621	92
National Retail Properties	2,658	105
Omega Healthcare Investors	3,166	104
Piedmont Office Realty Trust, Cl A	4,907	101
Realty Income	2,120	108
Senior Housing Properties Trust	3,583	102
Washington Real Estate Investment Trust	3,453	99

Total Real Estate Investment Trust		2,331

Retail — 0.2%
Buckle	1,150	56
Cato, Cl A	2,344	56

Total Retail		112

Semi-Conductors & Instruments — 0.2%
Intel	2,371	57
Intersil, Cl A	7,219	56

Total Semi-Conductors & Instruments		113

Telephones & Telecommunication — 0.2%
AT&T	1,390	52
CenturyLink	1,473	55

Total Telephones & Telecommunication		107

Transportation Services — 0.1%
Werner Enterprises	2,314	53

Total Transportation Services		53

Total Common Stock (Cost $4,659 (000))		5,162

Total Investments — 99.7% (Cost $51,427 (000)) †		$53,176

Percentages are based on net assets of $53,359 (000).

*	Non-income producing security.

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2013, the value of these securities amounted to $2,471 (000s), representing 4.6% of the net assets.

(B)	Perpetual Maturity.

Cl — Class

MLP — Master Limited Partnership

S&P — Standard and Poor’s

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $51,427 (000), and the unrealized appreciation and depreciation were $1,824 (000) and $(75) (000), respectively.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$32,581	$—	$—	$32,581
Corporate Bonds	—	10,157	—	10,157
Preferred Stock	5,276	—	—	5,276
Common Stock	5,162	—	—	5,162

Total Investments in Securities	$43,019	$10,157	$—	$53,176

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0200

29

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 28, 2013